Intangible assets - Paragraphs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Patents and software
Amount of intangible asset	€ 2,637	€ 2,655	€ 2,757
Cash paid to acquire intangible assets	220	141	344
Chief Executive Officer
Patents and software
Cash paid to acquire intangible assets	180	90	270
Gross Carrying Amount [Member]
Patents and software
Amount of intangible asset	€ 3,952	3,772	€ 3,684
Patents rights acquired from the Company's CEO
Patents and software
Amortization period	19 years
Patents rights acquired from the Company's CEO | Gross Carrying Amount [Member]
Patents and software
Amount of intangible asset	€ 1,530	€ 1,620